Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
Machinery	$ 55,800		$ 55,800
Depreciation expenses	$ 4,334	$ 5,485	$ 6,277	$ 19,287	$ 21,162	$ 27,648